Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Income Tax Assets and Liabilities
Non-capital tax loss carry-forwards	$ 12,479	$ 18,717
Interests in resource properties	(49,246)	(52,364)
Other assets		(5,900)
Other liabilities	(3,609)	(9,314)
Net	(40,376)	(48,861)
Presented on the consolidated statements of financial position as follows:
Deferred income tax assets	11,138	9,509
Deferred income tax liabilities	(51,514)	(58,370)
Net	$ (40,376)	$ (48,861)